Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Current liabilities
Listed bonds	£ 1,702		£ 1,539	£ 2,013
Finance leases	18		15	8
Bank loans			352
Syndicated loan facilities				619
Other loans and bank overdrafts	561		726	1,096
Total current liabilities	2,281		2,632	3,736
Non-current liabilities
Listed bonds	11,789		9,866	10,444
Finance leases	205		214	225
Bank loans				354
Other loans			1	2
Total non-current liabilities	11,994	[1]	10,081	11,025
Loans and other borrowings	£ 14,275		£ 12,713	£ 14,761

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.